Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Wireless Segment (Wireless) [Member]	Sep. 30, 2012 Wireless Segment (Wireless) [Member]	Dec. 31, 2012 Wireless Segment (Wireless) [Member]	Dec. 31, 2012 Analog, MEMS and Microcontrollers Sector (AMM) [Member]	Dec. 31, 2011 Analog, MEMS and Microcontrollers Sector (AMM) [Member]	Dec. 31, 2012 Digital [Member]	Dec. 31, 2011 Digital [Member]
Goodwill [Line Items]
Accumulated impairment losses, net	$ 986	$ 64	$ 922		$ 922	$ 7	$ 7	$ 57	$ 57
Impairment loss	$ 922		$ 232	$ 690	$ 922